NOTES PAYABLE (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Debt Beginning Balance	$ 14,726,842
Total increases to debt	5,188,625
Less cash payments	(1,147,974)
In May 2018, an unrelated party forgave $315,000 of the $540,000 equipment loan agreement dated September 30, 2016.	(315,000)
During the six-month period ended June 30, 2018 net repayments to the factoring agreement totaled $191,623.	(191,623)
Net change in issuance cost and loan discounts	142,120
Debt Ending Balance	18,402,990
Less current portion	13,120,060
Total long-term debt at June 30, 2018	5,282,930
Notes Payable One [Member] | ARC Business Loan [Member]
Total increases to debt	1,600,000
Notes Payable Two [Member] | Equipment Loan [Member]
Total increases to debt	346,660
Notes Payable Three [Member] | Equipment Loan [Member]
Total increases to debt	135,000
Notes Payable Four [Member] | Loan Agreement [Member]
Total increases to debt	1,000,000
Notes Payable Five [Member] | Financing Arrangement [Member]
Total increases to debt	$ 2,106,965